Cover	Sep. 03, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2025
Entity Registrant Name	Couchbase, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40601
Entity Tax Identification Number	26-3576987
Entity Address, Address Line One	3155 Olsen Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95117
City Area Code	650
Local Phone Number	417-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	BASE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001845022
Amendment Flag	false